Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	16 Months Ended	60 Months Ended	95 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Class I Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent		9.17%		4.25%		2.63%
Class A Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent		2.69%		2.79%		1.76%
Class C Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferrred sales charge)
Average Annual Return, Percent		7.19%		3.22%		1.61%
CLASS I SHARES [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent		18.14%		8.50%	11.18%
CLASS A SHARES [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent		10.99%		6.95%	10.06%
CLASS C SHARES [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent		15.90%		7.41%	10.06%
F/m Emerald Life Sciences Innovation ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	F/m Emerald Life Sciences Innovation ETF NAV
Average Annual Return, Percent		48.32%	32.63%
Without Sales Load [Member] | Class A Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent		8.96%		4.00%		2.37%
Without Sales Load [Member] | Class C Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent		8.19%		3.22%		1.61%
Without Sales Load [Member] | CLASS A SHARES [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent		17.80%		8.22%	10.89%
Without Sales Load [Member] | CLASS C SHARES [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent		16.90%		7.41%	10.06%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent		16.99%		14.19%		15.50%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent		16.99%		14.19%		15.50%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent		16.99%		14.19%		15.50%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent		16.99%		14.19%	14.66%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent		16.99%		14.19%	14.66%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent		16.99%		14.19%	14.66%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent		17.02%	14.84%
Russell 3000 Index Heath Care Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index Heath Care Total Return
Average Annual Return, Percent		10.11%	7.18%